GRANT PARK DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

TOTAL INVESTMENTS - 0.0% (Cost $0)	$ 0
OTHER ASSETS IN EXCESS OF LIABILITIES - 100.0%	3,999,927
NET ASSETS - 100.0%	$ 3,999,927